ORGANIZATION AND BUSINESS DESCRIPTION (Details)	Mar. 21, 2023 USD ($) $ / shares shares	May 24, 2022	May 11, 2022 $ / shares	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Oct. 17, 2014 USD ($) subsidiary	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 29, 2023 USD ($) $ / shares shares	Sep. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 06, 2023 USD ($) $ / shares shares	Mar. 05, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	May 25, 2022 USD ($) $ / shares shares	Jun. 04, 2019	Jan. 07, 2019	Dec. 14, 2018	Oct. 17, 2014 CNY (¥)
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio	6	3.2	3.2
Common stock, par value per share | $ / shares	$ 0.0016		$ 0.0005				$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016
Authorized capital | $	$ 60,000								$ 9,600,000	$ 60,000		$ 50,000	$ 60,000	$ 50,000		$ 50,000
Common stock, shares authorized | shares	1,000,000,000						1,000,000,000	1,000,000,000	1,000,000,000	6,250,000		6,250,000	37,500,000	31,250,000		31,250,000
Ordinary shares, shares issued | shares							1,534,487	1,534,487
Common stock, shares outstanding | shares							1,534,487	1,534,487
Beijing Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Consideration for equity transfer				$ 13,844,895	¥ 94,045,600
2022 Share Consolidation
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio	0.17		0.17
Common stock, par value per share | $ / shares			$ 0.0016
2023 Share Consolidation
ORGANIZATION AND BUSINESS DESCRIPTION
Share consolidation ratio	1
Common stock, par value per share | $ / shares	$ 0.0096
Baosheng BVI
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held																			100.00%
Baosheng HK
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held																		100.00%
Beijing Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held																	100.00%
Registered capital						$ 289,540														¥ 2,000,000
Number of wholly-owned subsidiaries | subsidiary						3